AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                  JULY 1, 2005

                                              SECURITIES ACT FILE NO. ___-______
                                       INVESTMENT COMPANY ACT FILE NO. 811-21252
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             -----------------------
                                    FORM N-2
                        (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[_] Pre-effective Amendment No. ___
[X] Post-effective Amendment No. ___

                                     AND/OR

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[_] Pre-effective Amendment No. ___
[X] Post-effective Amendment No. 4

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact Name of Registrant as Specified in Charter)


                               40 West 57th Street
                               New York, NY 10019
                    (Address of Principal Executive Offices)

                                 (646) 313-8890
                         (Registrant's Telephone Number)

                           c/o David A. Rozenson, Esq.
                         c/o Bank of America Corporation
                              One Financial Center
                                Boston, MA 02111
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this registration statement.

            If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

            It is proposed that this filing will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

   TITLE OF SECURITIES             PROPOSED MAXIMUM AGGREGATE       AMOUNT OF
      BEING OFFERED                    OFFERING PRICE(1)        REGISTRATION FEE
      -------------                    -----------------        ----------------

Limited Liability Company Interests       $75,000,000               $8,827.50

(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.

            The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

            Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus in this Registration Statement is a combined prospectus and relates to Registration Statement File No. 333-101056, as amended, previously filed by the Registrant on Form N-2. This Registration Statement also constitutes a Post-Effective amendment to Registration Statement File No. 333-101056, and such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act of 1933. This Registration Statement and the Registration Statement amended hereby are collectively referred to as the "Registration Statement."

PARTS A AND B

            The Registrant's prospectus and statement of additional information as filed with the Securities and Exchange Commission on June 13, 2005 in Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) are incorporated into this filing by reference.

                                     PART C


                                OTHER INFORMATION


ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1.       FINANCIAL STATEMENTS
         Part A. Financial Highlights - See the "Financial Highlights" section of the Prospectus.

         Part B. Financial Statements - The following financial statements of the Registrant for the year ended March 31, 2005 are incorporated by reference to the Registrant's Certified Shareholder Report filed on Form N-CSR with the Securities and Exchange Commission on June 6, 2005:

                  (i)   Report of Independent Registered Public Accounting Firm;

                  (ii)  Schedule of Investments;

                  (iii) Statement of Assets, Liabilities and Investors' Capital;

                  (iv)  Statement of Operations;

                  (v)   Statement of Changes in Investors' Capital;

                  (vi)  Statement of Cash Flows; and

                  (vii) Notes to Financial Statements.


2.       EXHIBITS

(a)      (i)      Certificate of Formation of Registrant - Incorporated by
                  reference to Exhibit 2(a)(i) to the Registrant's Registration
                  Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on October
                  31, 2002.

         (ii) Amended and Restated Limited Liability Company Agreement of Registrant - Incorporated by reference to Exhibit 2(a)(iii) to Pre-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on March 27, 2003.

(b)      Not applicable.

(c)      Not applicable.

(d) See Articles 2.4, 3.4, 3.6 and IV of the Registrant's Amended and Restated Limited Liability Company Agreement (see Exhibit 2(a)(ii)).

(e)      Not applicable.

(f)      Not applicable.

(g) Investment Advisory Agreement between the Registrant and Banc of America Capital Management, Inc. - Filed herewith.

(h)      (i)      Amended and Restated Distribution Agreement between the
                  Registrant and BACAP Distributors, LLC - Incorporated by reference to Exhibit 2(h)(i) to Post-Effective Amendment No. 3 of the Registrant's Registration Statement on Form N-2 (File
                  Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 13, 2005.

         (ii) Selling Agreement between BACAP Distributors, LLC and Bank of America, N.A. - Incorporated by reference to Exhibit 2(h)(ii) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

         (iii) Selling Agreement between BACAP Distributors, LLC and Banc of America Investment Services, Inc. - Incorporated by reference to Exhibit 2(h)(iii) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

(i)               Not applicable.

(j) Custody Agreement - Incorporated by reference to Exhibit 2(j) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

(k)      (i)      Administration Agreement between the Registrant and BACAP
                  Distributors, LLC - Incorporated by reference to Exhibit
                  2(k)(i) to Post-Effective Amendment No. 2 of the Registrant's
                  Registration Statement on Form N-2 (File Nos. 333-101056 and
                  811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

         (ii)     Sub-Administration Agreement - Incorporated by reference to
                  Exhibit 2(k)(ii) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

         (iii)    Investor Service Agreement - Incorporated by reference to
                  Exhibit 2(k)(iii) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

         (iv)     Form of Escrow Agreement - Incorporated by reference to
                  Exhibit 2(k)(iv) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on March 27, 2003.

         (v) Expense Limitation and Reimbursement Agreement - Incorporated by reference to Exhibit 2(k)(v) to Post-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 24, 2004.

         (vi) Assignment and Consent of Administration Agreement - Filed herewith.

         (vii) Assignment and Consent to Assignment of Sub-Administration Agreement - Filed herewith.

(l)      Opinion and Consent of Counsel - Filed herewith.

(m)      Not applicable.

(n)      Consent of Independent Registered Public Accounting Firm -
         Filed herewith.

(o)      Not applicable.

(p) Subscription Agreement for Initial Capital - Incorporated by reference to Exhibit 2(p) to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on March 11, 2003.

(q)      Not applicable.

(r)      (i)      Code of Ethics for the Registrant - Incorporated by reference to Exhibit 2(r)(i) to Post-Effective Amendment No. 3 of
                  Registrant's Statement on Form N-2 (File Nos. 333-101056 and
                  811-21252) filed with the Securities and Exchange Commission on June 13, 2005.

         (ii) Code of Ethics for Adviser and Distributor - Incorporated by reference to Exhibit 2(r)(ii) to Post-Effective Amendment No. 3 of Registrant's Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 13, 2005.

(s) Powers of Attorney - Incorporated by reference to Exhibit 2(s) to Post-Effective Amendment No. 3 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on June 13, 2005.

ITEM 26. MARKETING ARRANGEMENTS

Not applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Not applicable.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         Reference is made to the most recent Form 10-k filed by Bank of America Corporation as filed with the Securities and Exchange Commission on March 1, 2005, for the fiscal year ended December 31, 2004.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

         As of June 1, 2005, the number of record holders of each class of securities of Registrant, is shown below:

               TITLE OF CLASS                         NUMBER OF RECORDHOLDERS
               --------------                         -----------------------
      Limited Liability Company Interests                        348

ITEM 30. INDEMNIFICATION

         Reference is made to the provisions of Section 2.8 of Registrant's limited liability company agreement filed as Exhibit 2(a)(ii) to Pre-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-2 (File Nos. 333-101056 and 811-21252) filed with the Securities and Exchange Commission on March 27, 2003, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Managers, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Manager, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Manager, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

         To the knowledge of Registrant, none of the directors or executive officers of Banc of America Investment Advisors, Inc. (the "Adviser") nor the Adviser are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that the directors and officers of the Adviser also hold various positions with, and engage in business for, various subsidiaries of Bank of America Corporation, the parent company of the Adviser.

         The Adviser provides investment advisory services to Registrant. The Adviser is a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and executive officer of the Adviser is incorporated by reference to Form ADV filed by the Adviser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File no. 801-50372). The principal business address of the Adviser is One Financial Center, Boston, Massachusetts, 02110.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the possession of the Adviser at its offices at 40 West 57th Street, New York, NY 10019 and 100 Federal Street, Boston MA 02110 or in the possession of Registrant's Sub-Administrator, SEI Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456.

ITEM 33. MANAGEMENT SERVICES

         There are no management-related service contracts not discussed in Parts A or B of this Registration Statement.

ITEM 34. UNDERTAKINGS

1.   Not applicable.

2.   Not applicable.

3.   Not applicable.

4. (a) Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration statement:

         (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

         (2) to reflect in the prospectus any facts or events after the effective date of this Registration Statement (or the most recent post-effective amendment hereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in this Registration Statement; and

         (3) to include any material information with respect to the plan of distribution not previously disclosed in this Registration Statement or any material change to such information in this Registration Statement.

     (b) Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, each subsequent post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

     (c) Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

5.   Not applicable.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, in the State of New York, on the 1st day of July, 2005.


                                   By: /s/ LAWRENCE R. MORGENTHAL
                                       ----------------------------------------
                                   Name: Lawrence R. Morgenthal
                                   Title: President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                      TITLE                   DATE
---------                                      -----                   ----
/s/ LAWRENCE R. MORGENTHAL        President (principal executive   July 1, 2005
--------------------------        officer)
Lawrence R. Morgenthal

/s/ ERIC D. PISAURO               Treasurer (principal financial   July 1, 2005
-------------------               and accounting officer)
Eric D. Pisauro

          *                       Manager                          July 1, 2005
---------------------
Thomas W. Brock

          *                       Manager                          July 1, 2005
---------------------
Alan Brott

          *                       Manager                          July 1, 2005
---------------------
Thomas G. Yellin

*By /s/  LAWRENCE R. MORGENTHAL
    ---------------------------
         Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT        DESCRIPTION OF EXHIBIT
-------        ----------------------
2(g)           Investment Advisory Agreement between the Registrant and Banc of
               America Investment Advisors, Inc.

2(k)(vi)       Assignment and Consent of Administration Agreement

2(k)(vii)      Assignment and Consent to Assignment of Sub-Administration
               Agreement

2(l)           Opinion of Counsel

2(n)           Consent of Independent Registered Public Accounting Firm